Series A Redeemable Preferred Equity (Details) $ in Thousands		12 Months Ended
	Apr. 15, 2021 USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 USD ($) D shares	Dec. 31, 2020 USD ($) shares	Dec. 15, 2020 USD ($) shares
Series A preferred equity, units issued | shares						151,406	150,000
Aggregate purchase price						$ 154,281	$ 128,983	$ 150,000
Distribution step-up rate						3.00%
Debt instrument carrying amount						$ 35,130	13,495
Maximum amount of equity value at the time of optional redemption						$ 1,250,000
Optional redemption, number of trading days | D						2
Optional redemption, duration for determining volume weighted average price						$ 1,250,000
EBITDA Less Than 20000 | Maximum
Debt instrument carrying amount						45,000
Asset backed line of credit facility						$ 20,000
EBITDA equals to or exceeds 20000
Percentage Of EBITDA Which Does Not Exceed Aggregate Principle Amount						300.00%
EBITDA equals to or exceeds 25000
Percentage Of EBITDA Which Does Not Exceed Aggregate Principle Amount						400.00%
Permitted Distribution
Maximum available for distribution	$ 135,000
Cash Equivalents after distributions	30,000
Fees and expenses	$ 5,000
Distribution Paid							$ 125,000
Common Class B
Common units purchased | shares								3,425
Series A Redeemable preferred units
Series A preferred equity, units issued | shares								150,000
New common member distribution rate								1.00%
Percentage of outstanding amount						103.00%
Redemption price (as percent)						100.00%
Series A Redeemable preferred units | Cash Distribution
Distribution rate						7.00%
Series A Redeemable preferred units | Cash Distribution | Forecast
Distribution rate		9.00%	8.50%	8.00%	7.50%
Series A Redeemable preferred units | Non Cash Distribution
Distribution rate						7.50%
Percentage of cash distributions						50.00%
Distribution rate, percentage of basis points increased						50.00%
Series A Redeemable preferred units | Non Cash Distribution | Forecast
Distribution rate		9.50%	9.00%	8.50%	8.00%